CREDIT IMPAIRMENT CHARGES AND PROVISIONS	12 Months Ended
Dec. 31, 2025
Disclosure Of Credit Impairment Loss And Provisions [Abstract]
CREDIT IMPAIRMENT CHARGES AND PROVISIONS	8. CREDIT IMPAIRMENT CHARGES AND PROVISIONS
For the year ended 31 December

			Group
	2025	2024	2023
	£m	£m	£m
Credit impairment charges/(write-backs):
Loans and advances to customers	209	86	192
Recoveries of loans and advances, net of collection costs	(14)	(23)	10
Off-balance sheet credit exposures (See Note 27)	(2)	7	4
	193	70	206
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 27)	565	704	335
Charge for residual value and voluntary termination	34	2	1
	599	706	336
	792	776	542
In 2025, 2024 and 2023 there were no material credit impairment charges on Loans and advances to banks, Non-trading reverse repurchase agreements, Other financial assets at amortised cost and Financial assets at FVOCI.